UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     October 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,252,109 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALKERMES INC                   COM              01642T108     4595   500000 SH       SOLE                   500000        0        0
ALLERGAN INC                   COM              018490102    28380   500000 SH       SOLE                   500000        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103    19940  1000000 SH       SOLE                  1000000        0        0
ANADARKO PETE CORP             COM              032511107    18819   300000 SH       SOLE                   300000        0        0
APPLE INC                      COM              037833100    27806   150000 SH       SOLE                   150000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    50760  3000000 SH       SOLE                  3000000        0        0
BARCLAYS PLC                   ADR              06738E204     5910   250000 SH       SOLE                   250000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     3414  5578800 SH       SOLE                  5578800        0        0
BLOCKBUSTER INC                CL A             093679108     3210  3000000 SH       SOLE                  3000000        0        0
BLOCKBUSTER INC                CL B             093679207      600  1000000 SH       SOLE                  1000000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    35625  1500000 SH       SOLE                  1500000        0        0
CAPITALSOURCE INC              COM              14055X102     8897  2050000 SH       SOLE                  2050000        0        0
CAREFUSION CORP                COM              14170T101    19620   900000 SH       SOLE                   900000        0        0
CF INDS HLDGS INC              COM              125269100    68984   800000 SH       SOLE                   800000        0        0
COINSTAR INC                   COM              19259P300     9894   300000 SH       SOLE                   300000        0        0
DANA HOLDING CORP              COM              235825205    10896  1600000 SH       SOLE                  1600000        0        0
DEPOMED INC                    COM              249908104    29672  6790000 SH       SOLE                  6790000        0        0
FIRST AMERN CORP CALIF         COM              318522307    18613   575000 SH       SOLE                   575000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    13508   718500 SH       SOLE                   718500        0        0
HEALTH NET INC                 COM              42222G108    46200  3000000 SH       SOLE                  3000000        0        0
HEWLETT PACKARD CO             COM              428236103    28326   600000 SH       SOLE                   600000        0        0
HICKS ACQUISITION CO I INC     COM              429086309     9760  1000000 SH       SOLE                  1000000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    65683  6914000 SH       SOLE                  6914000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    21777   700000 SH       SOLE                   700000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     4637  2007378 SH       SOLE                  2007378        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203    16940  2750000 SH       SOLE                  2750000        0        0
LORAL SPACE & COMMUNICATNS I   COM              543881106       12      377 SH       SOLE                      377        0        0
MOLSON COORS BREWING CO        CL B             60871R209    38944   800000 SH       SOLE                   800000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    24735  6890000 SH       SOLE                  6890000        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0     5040  3600000 PRN      SOLE                  3600000        0        0
ORACLE CORP                    COM              68389X105    10420   500000 SH       SOLE                   500000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    14576   400000 SH       SOLE                   400000        0        0
PEPSIAMERICAS INC              COM              71343P200    14280   500000 SH       SOLE                   500000        0        0
PFIZER INC                     COM              717081103    38065  2300000 SH       SOLE                  2300000        0        0
PHH CORP                       COM NEW          693320202    88883  4480000 SH       SOLE                  4480000        0        0
PHOENIX COS INC NEW            COM              71902E109    22666  6974000 SH       SOLE                  6974000        0        0
POPULAR INC                    COM              733174106    50232 17750000 SH       SOLE                 17750000        0        0
SCHERING PLOUGH CORP           COM              806605101    28250  1000000 SH       SOLE                  1000000        0        0
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705    24270   100000 SH       SOLE                   100000        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118      706  2825000 SH       SOLE                  2825000        0        0
SYNAPTICS INC                  COM              87157D109    13860   550000 SH       SOLE                   550000        0        0
TRANSDIGM GROUP INC            COM              893641100    49810  1000000 SH       SOLE                  1000000        0        0
TRIAN ACQUISITION I CORP       COM              89582E108    26758  2750000 SH       SOLE                  2750000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      300  1875000 SH       SOLE                  1875000        0        0
WELLPOINT INC                  COM              94973V107    37888   800000 SH       SOLE                   800000        0        0
WYETH                          COM              983024100   189948  3910000 SH       SOLE                  3910000        0        0